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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Core Bond Fund and Evergreen International Bond Fund, for the quarter ended July 31, 2009. Evergreen Core Bond Fund has April 30 fiscal year end and Evergreen International Bond Fund has October 31 fiscal year end.

Date of reporting period: July 31, 2009

Item 1 - Schedule of Investments

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.8%
FIXED-RATE 6.1%
FNMA:
5.37%, 04/01/2017	$2,460,000	$2,581,253
5.40%, 05/01/2017	3,405,803	3,637,977
5.82%, 11/01/2011	1,285,658	1,359,846
6.06%, 09/01/2016	1,425,600	1,367,550
6.23%, 04/01/2011	1,871,996	1,972,363
6.28%, 08/01/2011	11,945,000	12,719,491
6.32%, 08/01/2012	5,450,002	5,904,151
6.37%, 08/01/2011	3,963,601	4,215,002
6.53%, 02/01/2016	5,351,223	5,908,605
6.93%, 11/01/2012	2,507,853	2,746,864

		42,413,102

FLOATING-RATE 5.7%
FNMA:
5.62%, 12/01/2011	13,493,362	14,361,369
6.11%, 07/01/2012	23,304,700	25,253,985

		39,615,354

Total Agency Commercial Mortgage-Backed Securities (cost $80,139,682)		82,028,456

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FIXED-RATE 0.4%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	78,295	10,320
Ser. 1897, Class K, 7.00%, 09/15/2026	5,046	5,509
Ser. 2006-44, Class OA, 5.50%, 12/25/2026	180,249	185,825
Ser. 2043, Class ZP, 6.50%, 04/15/2028	134,260	143,271
Ser. 2173, Class Z, 6.50%, 07/15/2029	321,144	340,163
Ser. 2326, Class ZP, 6.50%, 06/15/2031	42,167	45,210
Ser. 2423, Class MC, 7.00%, 03/15/2032	70,306	75,927
Ser. 2840, Class OD, 5.00%, 07/15/2029	325,000	337,465
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	215,804	41,071
Ser. 1998-61, Class PL, 6.00%, 11/25/2028	67,488	72,319
Ser. 1999, Class LH, 6.50%, 11/25/2029	98,294	103,505
Ser. 2001-06, Class ZC, 6.50%, 09/25/2030	254,592	274,164
Ser. 2001-46, Class ZG, 6.00%, 09/25/2031	452,652	483,837
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	64,002	67,554
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	181,291	184,941
Ser. 2003-25, Class IK, IO, 7.00%, 04/25/2033	625,904	101,317
Ser. 2003-33, Class IA, IO, 6.50%, 05/25/2033	251,415	47,830
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	100,000	99,586
Ser. 2005-31, Class PB, 5.50%, 04/25/2035	75,000	77,693
Ser. 2006-57, Class PA, 5.50%, 08/25/2027	201,559	207,626

		2,905,133

FLOATING-RATE 0.0%
FHLMC, Ser. 1590, Class IA, 1.36%, 10/15/2023	175,023	176,199
GNMA, Ser. 2002-41, Class GS, IO, 9.51%, 06/16/2032	118,192	19,330

		195,529

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $2,954,714)		3,100,662

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 23.3%
FIXED-RATE 23.3%
FHLMC:
4.50%, 05/01/2018	17,027	17,764
5.00%, 08/01/2018-10/01/2018	361,185	376,612
5.50%, 02/01/2017-11/01/2017	416,434	439,480
6.00%, 04/01/2014-02/01/2023	1,025,394	1,091,650
6.50%, 04/01/2021	178,279	189,409

1

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FHLMC 30 year:
5.00%, TBA #	$18,450,000	$18,868,003
5.50%, TBA #	24,340,000	25,210,910
6.00%, TBA #	5,575,000	5,842,427
FNMA:
4.50%, 05/01/2018-02/01/2022	2,374,264	2,468,514
5.00%, 12/01/2017-03/01/2034	3,992,251	4,181,313
6.00%, 05/01/2017-11/01/2033	1,557,617	1,651,551
6.50%, 06/01/2017-08/01/2032	1,013,591	1,093,176
7.50%, 02/01/2012	365,093	384,395
FNMA 15 year:
4.00%, TBA #	15,600,000	15,751,133
4.50%, TBA #	47,385,000	48,688,552
5.00%, TBA #	23,065,000	23,955,171
5.50%, TBA #	10,525,000	11,026,579
GNMA:
7.00%, 11/15/2029	157,010	172,759
7.75%, 07/15/2020-08/15/2021	445,808	496,187
11.50%, 05/15/2013-06/15/2013	7,774	8,662

Total Agency Mortgage-Backed Pass Through Securities (cost $160,150,386)		161,914,247

ASSET-BACKED SECURITIES 0.3%
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	4,200,000	2,246,975
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016 ☐ +	1,276	1,134

Total Asset-Backed Securities (cost $4,165,911)		2,248,109

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.8%
FIXED-RATE 8.2%
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2006-PW14, Class AJ, 5.27%, 12/11/2038	735,000	395,128
Ser. 2007-PW18, Class AJ, 6.21%, 11/11/2017	4,940,000	2,371,425
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A4, 4.72%, 03/10/2039	12,000,000	11,269,435
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-C1, Class A4, 5.01%, 02/15/2038	7,880,000	7,172,204
GE Capital Comml. Mtge. Corp.:
Ser. 2005-C1, Class A2, 4.35%, 06/10/2048	16,966,742	16,930,834
Ser. 2005-C1, Class A5, 4.77%, 06/10/2048	12,085,000	10,719,436
Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	440,000	443,744
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2005-LDP4, Class A2, 4.79%, 10/15/2042	177,971	176,824
Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	4,270,000	1,454,057
Ser. 2007-CB19, Class AM, 5.75%, 02/12/2049	5,280,000	3,292,110
LB-UBS Comml. Mtge. Trust:
Ser. 2004-C1, Class B, 4.81%, 01/15/2036	745,810	531,046
Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	160,000	155,706
Ser. 2008-C1, Class AJ, 6.15%, 04/15/2041	5,000,000	2,397,236

		57,309,185

FLOATING-RATE 4.6%
Citigroup Comml. Mtge. Trust:
Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	6,120,000	3,088,217
Ser. 2007-C6, Class C, 5.70%, 07/10/2017	5,575,000	1,157,569
Commercial Mtge. Pass-Through Cert., Ser. 2007-C9, Class B, 6.01%, 12/10/2049	9,547,000	2,371,311
Credit Suisse Mtge. Capital Cert., Ser. 2007-C3, Class A4, 5.72%, 06/15/2039	12,000,000	8,492,107
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.89%, 12/10/2049	25,627,000	4,067,646
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class AM, 5.81%, 08/10/2045	23,555,000	11,814,696
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class B, 6.31%, 12/10/2049	3,534,000	703,351

		31,694,897

Total Commercial Mortgage-Backed Securities (cost $149,066,075)		89,004,082

2

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 20.6%
CONSUMER DISCRETIONARY 2.4%
Media 0.9%
Time Warner, Inc., 7.625%, 04/15/2031	$5,700,000	$6,199,206

Multiline Retail 0.8%
Kohl’s Corp., 6.875%, 12/15/2037	5,100,000	5,369,652

Specialty Retail 0.7%
Home Depot, Inc., 5.875%, 12/16/2036	5,600,000	5,191,514

CONSUMER STAPLES 0.8%
Tobacco 0.8%
Altria Group, Inc., 9.95%, 11/10/2038	4,500,000	5,749,690

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Kinder Morgan Energy Partners, LP, 5.80%, 03/15/2035	3,000,000	2,815,716

FINANCIALS 10.3%
Capital Markets 4.2%
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	4,000,000	4,231,080
6.75%, 10/01/2037	6,000,000	6,071,382
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	5,000,000	5,153,980
7.75%, 05/14/2038	3,500,000	3,519,218
Morgan Stanley:
5.625%, 01/09/2012	5,000,000	5,208,585
5.95%, 12/28/2017	5,000,000	5,156,880

		29,341,125

Commercial Banks 1.7%
National City Corp., 5.80%, 06/07/2017	8,000,000	7,875,160
PNC Financial Services Group, Inc., 8.70%, 12/31/2049 144A	5,000,000	4,162,500

		12,037,660

Consumer Finance 1.6%
American General Finance Corp., 5.90%, 09/15/2012	5,000,000	3,204,330
American Water Capital Corp., 6.09%, 10/15/2017	3,000,000	2,992,032
HSBC Finance Corp., 4.625%, 09/15/2010	5,000,000	5,049,180

		11,245,542

Diversified Financial Services 0.8%
JPMorgan Chase & Co., 6.40%, 05/15/2038	5,000,000	5,457,810

Insurance 1.3%
American International Group, Inc., 4.70%, 10/01/2010	4,400,000	3,764,504
Prudential Financial, Inc., 6.10%, 06/15/2017	5,000,000	4,916,405

		8,680,909

Real Estate Investment Trusts (REITs) 0.7%
ERP Operating, LP, 5.75%, 06/15/2017	5,000,000	4,787,225

HEALTH CARE 2.9%
Biotechnology 0.8%
Amgen, Inc., 6.375%, 06/01/2037	5,000,000	5,669,765

Health Care Providers & Services 1.4%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	5,000,000	4,932,970
WellPoint, Inc., 5.875%, 06/15/2017	5,000,000	5,010,195

		9,943,165

Pharmaceuticals 0.7%
Pfizer, Inc., 4.45%, 03/15/2012	4,225,000	4,475,750

3

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 0.8%
Road & Rail 0.8%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	$5,000,000	$5,431,310

MATERIALS 0.6%
Chemicals 0.6%
Dow Chemical Co., 7.60%, 05/15/2014	3,800,000	4,133,306

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.8%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	5,000,000	5,374,800

Wireless Telecommunication Services 0.8%
AT&T Wireless, 8.125%, 05/01/2012	5,000,000	5,679,485

UTILITIES 0.8%
Electric Utilities 0.8%
Carolina Power & Light Co., 6.50%, 07/15/2012	5,000,000	5,449,290

Total Corporate Bonds (cost $139,764,450)		143,032,920

U.S. TREASURY OBLIGATIONS 13.6%
U.S. Treasury Bond, 3.50%, 02/15/2039	14,855,000	12,842,638
U.S. Treasury Notes:
2.25%, 05/31/2014	42,615,000	42,158,721
3.125%, 05/15/2019	40,880,000	39,627,968

Total U.S. Treasury Obligations (cost $94,112,777)		94,629,327

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 7.7%
FIXED-RATE 5.0%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	22,000,000	15,523,708
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.82%, 10/25/2035	26,947,000	18,615,984

		34,139,692

FLOATING-RATE 2.7%
Washington Mutual, Inc., Ser. 2005-AR5, Class A5, 4.68%, 05/25/2035	25,610,000	19,064,576

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $73,918,233)		53,204,268

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.6%
FIXED-RATE 0.7%
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.59%, 07/25/2036	7,826,542	5,328,232

FLOATING-RATE 1.9%
Alternative Loan Trust, Ser. 2006, Class 4A1, 5.88%, 02/25/2037	17,769,744	11,331,264
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2007-OA5, Class 1A1B, 1.96%, 06/25/2047	8,430,650	1,675,929

		13,007,193

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $33,478,058)		18,335,425

YANKEE OBLIGATIONS – CORPORATE 1.9%
MATERIALS 1.2%
Metals & Mining 1.2%
Alcan, Inc., 6.125%, 12/15/2033	3,500,000	3,108,668
ArcelorMittal SA, 5.375%, 06/01/2013	5,000,000	5,107,000

		8,215,668

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Vodafone Group plc, 5.625%, 02/27/2017	4,500,000	4,783,950

Total Yankee Obligations – Corporate (cost $12,937,171)		12,999,618

4

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

OTHER 1.7%
FINANCIALS 1.7%
Commercial Banks 0.7%
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 °	$5,400,000	$4,701,559

Diversified Financial Services 1.0%
JPMorgan Chase & Co., 7.90%, 12/31/2049	7,500,000	7,150,335

Total Other (cost $12,937,339)		11,851,894

	Shares	Value

SHORT-TERM INVESTMENTS 24.3%
MUTUAL FUND SHARES 24.3%
Evergreen Institutional Money Market Fund, Class I, 0.22% q ø ## (cost $168,636,410)	168,636,410	168,636,410

Total Investments (cost $932,261,206) 121.0%		840,985,418
Other Assets and Liabilities (21.0%)		(145,776,958)

Net Assets 100.0%		$695,208,460

#	When-issued or delayed delivery security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

°

Security represents an investment in a non-controlled affiliate. At July 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $5,400,000 and earned $148,742 of income for the period from May 1, 2009 to July 31, 2009.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
TBA	To Be Announced

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $932,543,786. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,710,262 and $104,268,630, respectively, with a net depreciation of $91,558,368.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

5

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-backed securities	$0	$2,246,975	$1,134	$2,248,109
Mortgage-backed securities	0	407,587,140	0	407,587,140
Corporate debt securities	0	156,032,538	0	156,032,538
Debt securities issued by U.S. Treasury and U.S. government agencies	94,629,327	0	0	94,629,327
Other	0	11,851,894	0	11,851,894
Short-term investments	168,636,410	0	0	168,636,410

	$263,265,737	$577,718,547	$1,134	$840,985,418

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-backed securities

Balance as of May 1, 2009	$2,083,000
Realized gain or losses	0
Change in unrealized gains or losses	(4,250)
Net purchases (sales)	0
Transfers in and/or out of Level 3	(2,077,616)

Balance as of July 31, 2009	$1,134

Change in unrealized gains or losses included in earnings relating to securities still held at July 31, 2009	$0

6

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 2.5%
CONSUMER STAPLES 1.2%
Beverages 1.2%
Anheuser-Busch InBev, 6.875%, 11/15/2019 144A	$12,425,000	$13,828,764

FINANCIALS 0.6%
Consumer Finance 0.6%
Daimler Financial Services AG, 4.875%, 06/15/2010	7,394,000	7,471,142

HEALTH CARE 0.5%
Pharmaceuticals 0.5%
Pfizer, Inc., 5.35%, 03/15/2015	4,750,000	5,263,527

INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
ARAMARK Corp., 8.50%, 02/01/2015	1,850,000	1,873,125

Total Corporate Bonds (cost $26,195,553)		28,436,558

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 37.2%
CONSUMER DISCRETIONARY 1.2%
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	900,000	1,026,216

Media 0.6%
Central European Media Enterprises, Ltd.:
8.25%, 05/15/2012 EUR	3,536,000	4,813,065
Class A, FRN, 3.10%, 05/15/2014 EUR	1,800,000	1,911,326

		6,724,391

Multiline Retail 0.5%
Marks & Spencer Group plc, 5.875%, 05/29/2012 GBP	3,200,000	5,447,902

CONSUMER STAPLES 5.1%
Beverages 0.9%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	3,083,000	5,252,998
Central European Distribution Corp., 8.00%, 07/25/2012 EUR	3,861,600	5,256,259

		10,509,257

Food & Staples Retailing 1.4%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	3,195,000	4,644,908
McDonald’s Corp., 4.25%, 06/10/2016 EUR	3,700,000	5,345,529
Tesco plc, 5.875%, 09/12/2016 EUR	3,900,000	6,169,554

		16,159,991

Household Products 1.4%
Procter & Gamble Co., 4.50%, 05/12/2014 EUR	10,501,000	15,774,302

Tobacco 1.4%
British American Tobacco plc, 5.875%, 03/12/2015 EUR	7,500,000	11,704,287
Imperial Tobacco Group plc, 7.25%, 09/15/2014 EUR	2,300,000	3,694,201

		15,398,488

FINANCIALS 23.2%
Capital Markets 0.4%
Morgan Stanley, 5.375%, 11/14/2013 GBP	2,791,000	4,466,697

Commercial Banks 15.7%
Bank Nederlandse Gemeenten NV:
3.75%, 12/16/2013 EUR	10,593,000	15,648,827
5.50%, 07/20/2012 AUD	9,200,000	7,611,564
European Investment Bank:
4.25%, 10/15/2014 EUR	4,640,000	7,054,079
5.625%, 10/15/2010 EUR	10,456,000	15,716,377
6.125%, 01/23/2017 AUD	12,667,000	10,389,715
6.50%, 09/10/2014 NZD	11,189,000	7,613,130

1

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
Instituto de Credito Oficial:
4.50%, 03/07/2013 GBP	8,854,000	$15,230,706
4.625%, 06/06/2012 GBP	7,720,000	13,504,484
Kreditanstalt fur Wiederaufbau:
4.375%, 07/04/2018 EUR	7,000,000	10,549,182
4.95%, 10/14/2014 CAD	29,788,000	29,167,215
13.00%, 02/22/2010 TRY	700,000	487,923
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	13,912,000	11,251,031
Nordic Investment Bank, 5.375%, 01/18/2011 AUD	11,006,000	9,318,527
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,673,000	1,823,862
Rabobank Nederland, 4.25%, 01/16/2017 EUR	15,041,000	21,900,622

		177,267,244

Consumer Finance 4.0%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	5,751,000	9,602,552
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,238,000	3,979,356
ISS Financing plc, 11.00%, 06/15/2014 EUR	2,000,000	2,887,371
JTI UK Finance plc:
4.50%, 04/02/2014 EUR	2,780,000	4,080,061
4.625%, 06/10/2011 EUR	5,000,000	7,449,427
SLM Corp., 6.50%, 06/15/2010 NZD	2,293,000	1,162,108
Toyota Motor Credit Corp., 8.50%, 12/21/2010 NZD	11,006,000	7,636,983
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR	2,898,000	4,151,170
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	2,920,000	4,203,493

		45,152,521

Diversified Financial Services 2.8%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	6,200,000	6,305,722
General Electric Capital Australia Funding, 6.00%, 06/15/2011 AUD	2,751,000	2,259,464
General Electric Capital Corp.:
6.125%, 05/17/2012 GBP	6,685,000	11,538,541
7.625%, 12/10/2014 NZD	10,000,000	6,667,598
Total Capital SA, 7.50%, 05/27/2011 AUD	5,510,000	4,767,057

		31,538,382

Insurance 0.3%
ASIF II, Ltd., 5.375%, 12/07/2009 GBP	2,000,000	3,257,378

INDUSTRIALS 1.4%
Aerospace & Defense 0.5%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	4,690,000	6,083,035

Commercial Services & Supplies 0.4%
Iron Mountain, Inc.:
6.75%, 10/15/2018 EUR	2,800,000	3,731,434
7.25%, 04/15/2014 GBP	125,000	202,542

		3,933,976

Machinery 0.5%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,293,000	3,959,210
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	1,651,000	1,870,770

		5,829,980

MATERIALS 1.8%
Chemicals 0.9%
Nalco Holdings Co., 7.75%, 11/15/2011 EUR	2,775,000	3,994,758
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	4,050,000	5,685,875

		9,680,633

2

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
MATERIALS continued
Containers & Packaging 0.4%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	376,000	$509,117
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	3,326,000	4,408,707

		4,917,824

Metals & Mining 0.5%
Anglo American plc, 5.125%, 12/15/2010 GBP	1,334,000	2,269,485
New World Resources NV, 7.375%, 05/15/2015 EUR	3,155,000	3,383,857

		5,653,342

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 2.4%
France Telecom:
4.75%, 02/21/2017 EUR	3,500,000	5,313,891
7.25%, 01/28/2013 EUR	6,053,000	9,802,829
7.50%, 03/14/2011 GBP	3,669,000	6,589,290
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	3,453,000	5,069,205

		26,775,215

Wireless Telecommunication Services 0.9%
Vodafone Group, 6.875%, 12/04/2013 EUR	6,440,000	10,545,367

UTILITIES 1.2%
Multi-Utilities 1.2%
Veolia Environnement SA:
4.00%, 02/12/2016 EUR	5,205,000	7,305,786
4.375%, 01/16/2017 EUR	5,000,000	7,019,022

		14,324,808

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $403,592,312)		420,466,949

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 43.1%
Australia, Ser. 17RG, 5.50%, 03/01/2017 AUD	6,371,000	5,113,459
Brazil:
7.375%, 02/03/2015 EUR	600,000	974,905
10.25%, 01/10/2028 BRL	1,000,000	539,997
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	26,235,000	39,554,290
Canada:
4.25%, 06/01/2018 CAD	19,100,000	18,946,987
6.25%, 06/16/2015 NZD	18,150,000	11,709,879
Colombia, 11.50%, 05/31/2011 EUR	150,000	245,864
Denmark:
4.00%, 11/15/2015 DKK	127,150,000	25,541,193
4.00%, 11/15/2017 DKK	128,350,000	25,597,850
France:
2.25%, 07/25/2020 EUR	28,125,500	42,401,574
4.25%, 10/25/2018 EUR	19,500,000	29,523,584
4.25%, 04/25/2019 EUR	7,500,000	11,347,154
Germany, 4.25%, 07/04/2039 EUR	25,900,000	38,562,079
Hungary, 4.50%, 02/06/2013 EUR	385,000	535,250
Korea:
5.25%, 09/10/2015 KRW	11,400,000,000	9,457,424
5.25%, 03/10/2027 KRW	25,590,000,000	20,275,106
Malaysia, 3.83%, 09/28/2011 MYR	113,900,000	33,199,498
Mexico:
4.25%, 06/16/2015 EUR	500,000	693,408
5.50%, 02/17/2020 EUR	650,000	884,755
9.50%, 12/18/2014 MXN	374,370,000	31,281,676

3

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
Morocco, 5.375%, 06/27/2017 EUR	180,000	$252,212
Netherlands, 4.00%, 07/15/2018 EUR	47,800,000	70,598,996
New Zealand, 6.00%, 12/15/2017 NZD	18,390,000	12,380,121
Norway:
4.25%, 05/19/2017 NOK	276,090,000	46,631,912
5.00%, 05/15/2015 NOK	43,000,000	7,552,109
Philippines, 6.25%, 03/15/2016 EUR	500,000	701,069
Poland, 5.50%, 03/12/2012 EUR	735,000	1,113,541
South Africa, 5.25%, 05/16/2013 EUR	320,000	476,620
Ukraine, 4.95%, 10/13/2015 EUR	120,000	111,173

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $481,826,073)		486,203,685

YANKEE OBLIGATIONS – CORPORATE 2.5%
CONSUMER DISCRETIONARY 0.2%
Multiline Retail 0.2%
Marks & Spencer Group plc, 6.25%, 12/01/2017	$2,500,000	2,317,383

CONSUMER STAPLES 0.3%
Beverages 0.0%
Companhia de Bebidas das Americas, 10.50%, 12/15/2011	325,000	377,406

Food & Staples Retailing 0.3%
Tesco plc, 5.50%, 11/15/2017	3,250,000	3,344,944

FINANCIALS 0.5%
Capital Markets 0.2%
BP Capital Markets plc, 3.625%, 05/08/2014	2,400,000	2,461,721

Commercial Banks 0.1%
KfW Bankengruppe, 4.875%, 06/17/2019	1,420,000	1,514,919

Consumer Finance 0.2%
Virgin Media Finance plc, 9.125%, 08/15/2016	1,591,000	1,614,865

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.4%
Deutsche Telekom, 4.875%, 07/08/2014	15,000,000	15,591,900

UTILITIES 0.1%
Electric Utilities 0.1%
E.ON AG, 5.80%, 04/30/2018	500,000	540,765

Total Yankee Obligations – Corporate (cost $26,127,376)		27,763,903

YANKEE OBLIGATIONS – GOVERNMENT 0.9%
Brazil, 7.125%, 01/20/2037	2,400,000	2,654,400
Chile, 7.125%, 01/11/2012	845,000	934,105
Colombia:
7.375%, 03/18/2019	850,000	926,500
8.125%, 05/21/2024	475,000	529,863
Emirate of Abu Dhabi, 5.50%, 04/08/2014	550,000	580,937
Indonesia, 6.875%, 01/17/2018	250,000	254,375
Mexico, 8.375%, 01/14/2011	615,000	677,115
Peru, 8.375%, 05/03/2016	565,000	663,875
Philippines, 8.25%, 01/15/2014	900,000	1,020,915
Russia:
11.00%, 07/24/2018	210,000	291,375
Step Bond, 7.50%, 03/31/2030 ††	384,000	392,064
Turkey, 7.00%, 09/26/2016	925,000	971,250

Total Yankee Obligations – Government (cost $9,685,940)		9,896,774

4

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Bond, 3.50%, 02/15/2039	$48,800,000	$42,189,210
U.S. Treasury Note, 2.75%, 02/15/2019	47,600,000	44,732,719

Total U.S. Treasury Obligations (cost $96,055,694)		86,921,929

	Shares	Value

SHORT-TERM INVESTMENTS 3.7%
MUTUAL FUND SHARES 3.7%
Evergreen Institutional Money Market Fund, Class I, 0.22% q ø (cost $41,602,999)	41,602,999	41,602,999

Total Investments (cost $1,085,085,947) 97.6%		1,101,292,797
Other Assets and Liabilities 2.4%		27,324,473

Net Assets 100.0%		$1,128,617,270

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

††	The rate shown is the stated rate at the current period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
TRY	Turkish Lira

The following table shows the percent of total long-term investments by geographic location as of July 31, 2009:

United States	19.0%
France	15.4%
Netherlands	13.2%
Germany	8.6%
United Kingdom	6.2%
Denmark	5.3%
Norway	5.1%
Luxembourg	4.6%
Canada	4.5%
Malaysia	3.1%
Mexico	3.1%
South Korea	2.8%
Spain	2.7%
New Zealand	1.2%
Australia	0.9%
Cayman Islands	0.9%
Finland	0.9%
Bermuda	0.6%
Brazil	0.4%
South Africa	0.2%
Chile	0.1%
Colombia	0.1%
Hungary	0.1%
Indonesia	0.1%
Liberia	0.1%
Morocco	0.1%
Peru	0.1%
Philippines	0.1%
Poland	0.1%
Russia	0.1%
Turkey	0.1%
Ukraine	0.1%
United Arab Emirates	0.1%

100.0%

5

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

At July 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2009	In Exchange for US $	Unrealized Gain (Loss)

8/07/2009	15,440,000,000	JPY	$163,174,874	$156,413,036	$6,761,838
8/20/2009	10,700,000	EUR	15,251,255	14,882,256	368,999
8/20/2009	32,900,000	EUR	46,894,047	44,327,815	2,566,232
8/26/2009	3,914,500,000	JPY	41,376,861	41,379,493	(2,632)

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2009	In Exchange for		U.S. Value at July 31, 2009	Unrealized Gain (Loss)

8/11/2009	4,840,000,000	JPY	$51,152,539	36,568,320	EUR	$52,121,628	$(969,089)
8/11/2009	68,991,805	EUR	98,335,532	9,050,000,000	JPY	95,646,792	2,688,740
8/13/2009	820,000,000	JPY	8,666,497	5,589,639	GBP	9,337,019	(670,522)
8/26/2009	26,244,640	EUR	37,408,331	3,477,756,000	JPY	36,760,411	647,920
9/25/2009	4,634,017,250	JPY	48,996,657	62,390,000	AUD	51,986,107	(2,989,450)
10/02/2009	18,275,553	EUR	26,049,797	29,600,000	CAD	27,484,072	(1,434,275)
10/06/2009	4,002,714,300	JPY	42,326,361	25,350,000	GBP	42,340,497	(14,136)
10/13/2009	2,540,000,000	JPY	26,860,640	43,307,758	NZD	28,550,905	(1,690,265)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at July 31, 2009	In Exchange for US $	Unrealized Gain (Loss)

8/27/2009	740,000	TRY	$500,495	$ 464,883	$ (35,612)
9/02/2009	38,130,000	EUR	54,350,231	53,603,154	(747,077)
9/09/2009	2,460,000	EUR	3,506,478	3,483,114	(23,364)
9/16/2009	24,700,000	GBP	41,256,296	40,622,114	(634,182)
10/13/2009	32,550,000	NZD	21,458,787	20,506,500	(952,287)

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,096,584,310. The gross unrealized appreciation and depreciation on securities based on tax cost was $41,985,806 and $37,277,319, respectively, with a net unrealized appreciation of $4,708,487.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

6

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate debt securities	$ 0	$476,667,410	$0	$476,667,410
Debt securities issued by foreign governments	0	496,100,459	0	496,100,459
Debt securities issued by U.S. Treasury and U.S. government agencies	86,921,929	0	0	86,921,929
Short-term investments	41,602,999	0	0	41,602,999

	$128,524,928	$972,767,869	$0	$1,101,292,797

As of July 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$2,870,838	$0	$2,870,838

*	Other financial instruments include forwards.

7

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: September 28, 2009